Shareholder Report	6 Months Ended
Mar. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Northern Lights Fund Trust
Entity Central Index Key	0001314414
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000115425
Shareholder Report [Line Items]
Class Name	Class A1 Shares
Trading Symbol	SIRZX
Additional Information Phone Number	1-866-738-4363
Additional Information Website	https://www.oceanparkmutualfunds.com/tactical-all-asset-fund/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A1 Shares	$95	1.90%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	1.90%	[1]
AssetsNet	$ 367,308,030
Holdings Count | Holding	56
Advisory Fees Paid, Amount	$ 2,454,636
InvestmentCompanyPortfolioTurnover	41.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$367,308,030 Number of Portfolio Holdings56 Advisory Fee $2,454,636 Portfolio Turnover41%
Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	34.3%
Money Market Funds	40.7%
Open End Funds	25.0%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-1.6%
Alternative	3.9%
Fixed Income	22.3%
Equity	34.1%
Money Market Funds	41.3%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
First American Government Obligations Fund, Class X	41.3%
State Street SPDR Portfolio S&P 500 ETF	16.0%
Thornburg Strategic Income Fund, Class I	5.3%
Principal Spectrum Preferred and Capital Securities Income Fund, Institutional Class	4.1%
Thornburg Investment Income Builder Fund, Class I	4.0%
Voya Securitized Credit Fund, Class I	3.7%
JPMorgan Income Fund, Class I	3.3%
DoubleLine Flexible Income Fund, Class I	2.9%
Invesco Senior Loan ETF	2.3%
iShares MSCI Canada ETF	2.2%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended March 31, 2026.
C000056130
Shareholder Report [Line Items]
Class Name	Class A Shares
Trading Symbol	SIRAX
Additional Information Phone Number	1-866-738-4363
Additional Information Website	https://www.oceanparkmutualfunds.com/tactical-all-asset-fund/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$87	1.75%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	1.75%	[2]
AssetsNet	$ 367,308,030
Holdings Count | Holding	56
Advisory Fees Paid, Amount	$ 2,454,636
InvestmentCompanyPortfolioTurnover	41.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$367,308,030 Number of Portfolio Holdings56 Advisory Fee $2,454,636 Portfolio Turnover41%
Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	34.3%
Money Market Funds	40.7%
Open End Funds	25.0%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-1.6%
Alternative	3.9%
Fixed Income	22.3%
Equity	34.1%
Money Market Funds	41.3%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
First American Government Obligations Fund, Class X	41.3%
State Street SPDR Portfolio S&P 500 ETF	16.0%
Thornburg Strategic Income Fund, Class I	5.3%
Principal Spectrum Preferred and Capital Securities Income Fund, Institutional Class	4.1%
Thornburg Investment Income Builder Fund, Class I	4.0%
Voya Securitized Credit Fund, Class I	3.7%
JPMorgan Income Fund, Class I	3.3%
DoubleLine Flexible Income Fund, Class I	2.9%
Invesco Senior Loan ETF	2.3%
iShares MSCI Canada ETF	2.2%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended March 31, 2026.
C000084926
Shareholder Report [Line Items]
Class Name	Class C Shares
Trading Symbol	SIRCX
Additional Information Phone Number	1-866-738-4363
Additional Information Website	https://www.oceanparkmutualfunds.com/tactical-all-asset-fund/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C Shares	$125	2.50%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 125
Expense Ratio, Percent	2.50%	[3]
AssetsNet	$ 367,308,030
Holdings Count | Holding	56
Advisory Fees Paid, Amount	$ 2,454,636
InvestmentCompanyPortfolioTurnover	41.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$367,308,030 Number of Portfolio Holdings56 Advisory Fee $2,454,636 Portfolio Turnover41%
Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	34.3%
Money Market Funds	40.7%
Open End Funds	25.0%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-1.6%
Alternative	3.9%
Fixed Income	22.3%
Equity	34.1%
Money Market Funds	41.3%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
First American Government Obligations Fund, Class X	41.3%
State Street SPDR Portfolio S&P 500 ETF	16.0%
Thornburg Strategic Income Fund, Class I	5.3%
Principal Spectrum Preferred and Capital Securities Income Fund, Institutional Class	4.1%
Thornburg Investment Income Builder Fund, Class I	4.0%
Voya Securitized Credit Fund, Class I	3.7%
JPMorgan Income Fund, Class I	3.3%
DoubleLine Flexible Income Fund, Class I	2.9%
Invesco Senior Loan ETF	2.3%
iShares MSCI Canada ETF	2.2%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended March 31, 2026.
C000056131
Shareholder Report [Line Items]
Class Name	Investor Shares
Trading Symbol	SIRIX
Additional Information Phone Number	1-866-738-4363
Additional Information Website	https://www.oceanparkmutualfunds.com/tactical-all-asset-fund/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$87	1.75%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	1.75%	[4]
AssetsNet	$ 367,308,030
Holdings Count | Holding	56
Advisory Fees Paid, Amount	$ 2,454,636
InvestmentCompanyPortfolioTurnover	41.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$367,308,030 Number of Portfolio Holdings56 Advisory Fee $2,454,636 Portfolio Turnover41%
Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	34.3%
Money Market Funds	40.7%
Open End Funds	25.0%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-1.6%
Alternative	3.9%
Fixed Income	22.3%
Equity	34.1%
Money Market Funds	41.3%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
First American Government Obligations Fund, Class X	41.3%
State Street SPDR Portfolio S&P 500 ETF	16.0%
Thornburg Strategic Income Fund, Class I	5.3%
Principal Spectrum Preferred and Capital Securities Income Fund, Institutional Class	4.1%
Thornburg Investment Income Builder Fund, Class I	4.0%
Voya Securitized Credit Fund, Class I	3.7%
JPMorgan Income Fund, Class I	3.3%
DoubleLine Flexible Income Fund, Class I	2.9%
Invesco Senior Loan ETF	2.3%
iShares MSCI Canada ETF	2.2%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended March 31, 2026.
C000056132
Shareholder Report [Line Items]
Class Name	Instl Class
Trading Symbol	SIRRX
Additional Information Phone Number	1-866-738-4363
Additional Information Website	https://www.oceanparkmutualfunds.com/tactical-all-asset-fund/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Instl Class	$75	1.50%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	1.50%	[5]
AssetsNet	$ 367,308,030
Holdings Count | Holding	56
Advisory Fees Paid, Amount	$ 2,454,636
InvestmentCompanyPortfolioTurnover	41.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$367,308,030 Number of Portfolio Holdings56 Advisory Fee $2,454,636 Portfolio Turnover41%
Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	34.3%
Money Market Funds	40.7%
Open End Funds	25.0%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-1.6%
Alternative	3.9%
Fixed Income	22.3%
Equity	34.1%
Money Market Funds	41.3%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
First American Government Obligations Fund, Class X	41.3%
State Street SPDR Portfolio S&P 500 ETF	16.0%
Thornburg Strategic Income Fund, Class I	5.3%
Principal Spectrum Preferred and Capital Securities Income Fund, Institutional Class	4.1%
Thornburg Investment Income Builder Fund, Class I	4.0%
Voya Securitized Credit Fund, Class I	3.7%
JPMorgan Income Fund, Class I	3.3%
DoubleLine Flexible Income Fund, Class I	2.9%
Invesco Senior Loan ETF	2.3%
iShares MSCI Canada ETF	2.2%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended March 31, 2026.
C000115426
Shareholder Report [Line Items]
Class Name	Class I1 Shares
Trading Symbol	SIRJX
Additional Information Phone Number	1-866-738-4363
Additional Information Website	https://www.oceanparkmutualfunds.com/tactical-all-asset-fund/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I1 Shares	$95	1.90%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	1.90%	[6]
AssetsNet	$ 367,308,030
Holdings Count | Holding	56
Advisory Fees Paid, Amount	$ 2,454,636
InvestmentCompanyPortfolioTurnover	41.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$367,308,030 Number of Portfolio Holdings56 Advisory Fee $2,454,636 Portfolio Turnover41%
Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	34.3%
Money Market Funds	40.7%
Open End Funds	25.0%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-1.6%
Alternative	3.9%
Fixed Income	22.3%
Equity	34.1%
Money Market Funds	41.3%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
First American Government Obligations Fund, Class X	41.3%
State Street SPDR Portfolio S&P 500 ETF	16.0%
Thornburg Strategic Income Fund, Class I	5.3%
Principal Spectrum Preferred and Capital Securities Income Fund, Institutional Class	4.1%
Thornburg Investment Income Builder Fund, Class I	4.0%
Voya Securitized Credit Fund, Class I	3.7%
JPMorgan Income Fund, Class I	3.3%
DoubleLine Flexible Income Fund, Class I	2.9%
Invesco Senior Loan ETF	2.3%
iShares MSCI Canada ETF	2.2%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended March 31, 2026.
C000214244
Shareholder Report [Line Items]
Fund Name	Ocean Park Tactical Bond Fund
Class Name	Class A Shares
Trading Symbol	STBKX
Additional Information Phone Number	1-866-738-4363
Additional Information Website	https://www.oceanparkmutualfunds.com/tactical-bond-fund/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$75	1.51%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	1.51%	[7]
AssetsNet	$ 1,449,732,938
Holdings Count | Holding	28
Advisory Fees Paid, Amount	$ 8,500,322
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$1,449,732,938 Number of Portfolio Holdings28 Advisory Fee $8,500,322 Portfolio Turnover2%
Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	43.6%
Money Market Funds	25.2%
Open End Funds	31.2%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-33.4%
Money Market Funds	33.6%
Fixed Income	99.8%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
First American Government Obligations Fund, Class X	33.6%
BlackRock High Yield Fund, Institutional Class	31.6%
iShares Broad USD High Yield Corporate Bond ETF	17.9%
iShares iBoxx $ High Yield Corporate Bond ETF	14.7%
State Street SPDR Bloomberg High Yield Bond ETF	12.6%
State Street SPDR Portfolio High Yield Bond ETF	6.0%
PGIM High Yield Fund, Class Z	3.0%
Xtrackers USD High Yield Corporate Bond ETF	2.9%
Osterweis Strategic Income Fund, Class I	2.5%
iShares 0-5 Year High Yield Corporate Bond ETF	1.5%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended March 31, 2026.
C000214245
Shareholder Report [Line Items]
Fund Name	Ocean Park Tactical Bond Fund
Class Name	Class C Shares
Trading Symbol	STBDX
Additional Information Phone Number	1-866-738-4363
Additional Information Website	https://www.oceanparkmutualfunds.com/tactical-bond-fund/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C Shares	$113	2.26%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 113
Expense Ratio, Percent	2.26%	[8]
AssetsNet	$ 1,449,732,938
Holdings Count | Holding	28
Advisory Fees Paid, Amount	$ 8,500,322
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$1,449,732,938 Number of Portfolio Holdings28 Advisory Fee $8,500,322 Portfolio Turnover2%
Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	43.6%
Money Market Funds	25.2%
Open End Funds	31.2%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-33.4%
Money Market Funds	33.6%
Fixed Income	99.8%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
First American Government Obligations Fund, Class X	33.6%
BlackRock High Yield Fund, Institutional Class	31.6%
iShares Broad USD High Yield Corporate Bond ETF	17.9%
iShares iBoxx $ High Yield Corporate Bond ETF	14.7%
State Street SPDR Bloomberg High Yield Bond ETF	12.6%
State Street SPDR Portfolio High Yield Bond ETF	6.0%
PGIM High Yield Fund, Class Z	3.0%
Xtrackers USD High Yield Corporate Bond ETF	2.9%
Osterweis Strategic Income Fund, Class I	2.5%
iShares 0-5 Year High Yield Corporate Bond ETF	1.5%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended March 31, 2026.
C000214243
Shareholder Report [Line Items]
Fund Name	Ocean Park Tactical Bond Fund
Class Name	Instl Class
Trading Symbol	STBJX
Additional Information Phone Number	1-866-738-4363
Additional Information Website	https://www.oceanparkmutualfunds.com/tactical-bond-fund/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Instl Class	$63	1.26%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	1.26%	[9]
AssetsNet	$ 1,449,732,938
Holdings Count | Holding	28
Advisory Fees Paid, Amount	$ 8,500,322
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$1,449,732,938 Number of Portfolio Holdings28 Advisory Fee $8,500,322 Portfolio Turnover2%
Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	43.6%
Money Market Funds	25.2%
Open End Funds	31.2%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-33.4%
Money Market Funds	33.6%
Fixed Income	99.8%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
First American Government Obligations Fund, Class X	33.6%
BlackRock High Yield Fund, Institutional Class	31.6%
iShares Broad USD High Yield Corporate Bond ETF	17.9%
iShares iBoxx $ High Yield Corporate Bond ETF	14.7%
State Street SPDR Bloomberg High Yield Bond ETF	12.6%
State Street SPDR Portfolio High Yield Bond ETF	6.0%
PGIM High Yield Fund, Class Z	3.0%
Xtrackers USD High Yield Corporate Bond ETF	2.9%
Osterweis Strategic Income Fund, Class I	2.5%
iShares 0-5 Year High Yield Corporate Bond ETF	1.5%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended March 31, 2026.
C000214242
Shareholder Report [Line Items]
Fund Name	Ocean Park Tactical Bond Fund
Class Name	Investor Class
Trading Symbol	STBNX
Additional Information Phone Number	1-866-738-4363
Additional Information Website	https://www.oceanparkmutualfunds.com/tactical-bond-fund/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$83	1.66%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	1.66%	[10]
AssetsNet	$ 1,449,732,938
Holdings Count | Holding	28
Advisory Fees Paid, Amount	$ 8,500,322
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$1,449,732,938 Number of Portfolio Holdings28 Advisory Fee $8,500,322 Portfolio Turnover2%
Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	43.6%
Money Market Funds	25.2%
Open End Funds	31.2%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-33.4%
Money Market Funds	33.6%
Fixed Income	99.8%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
First American Government Obligations Fund, Class X	33.6%
BlackRock High Yield Fund, Institutional Class	31.6%
iShares Broad USD High Yield Corporate Bond ETF	17.9%
iShares iBoxx $ High Yield Corporate Bond ETF	14.7%
State Street SPDR Bloomberg High Yield Bond ETF	12.6%
State Street SPDR Portfolio High Yield Bond ETF	6.0%
PGIM High Yield Fund, Class Z	3.0%
Xtrackers USD High Yield Corporate Bond ETF	2.9%
Osterweis Strategic Income Fund, Class I	2.5%
iShares 0-5 Year High Yield Corporate Bond ETF	1.5%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended March 31, 2026.
C000245140
Shareholder Report [Line Items]
Class Name	Instl Class
Trading Symbol	STEJX
Additional Information Phone Number	1-866-738-4363
Additional Information Website	https://www.oceanparkmutualfunds.com/tactical-core-growth-fund/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Instl Class	$50	0.99%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.99%	[11]
AssetsNet	$ 14,528,593
Holdings Count | Holding	19
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	73.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$14,528,593 Number of Portfolio Holdings19 Advisory Fee (net of waivers)$0 Portfolio Turnover73%
Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	66.5%
Money Market Funds	31.6%
Open End Funds	1.9%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.3%
Money Market Funds	31.6%
Equity	68.1%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
First American Government Obligations Fund, Class X	31.6%
State Street SPDR Portfolio S&P 500 ETF	29.8%
Vanguard Value ETF	4.6%
iShares International Select Dividend ETF	4.5%
iShares MSCI Canada ETF	3.9%
WisdomTree Japan Hedged Equity Fund	3.9%
Pacer Global Cash Cows Dividend ETF, USD Class	3.1%
Avantis U.S. Small Cap Value ETF	2.9%
VanEck Oil Services ETF	2.3%
Vanguard Small-Cap Growth ETF	2.1%

C000245137
Shareholder Report [Line Items]
Class Name	Investor Class
Trading Symbol	STENX
Additional Information Phone Number	1-866-738-4363
Additional Information Website	https://www.oceanparkmutualfunds.com/tactical-core-growth-fund/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$70	1.39%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	1.39%	[12]
AssetsNet	$ 14,528,593
Holdings Count | Holding	19
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	73.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$14,528,593 Number of Portfolio Holdings19 Advisory Fee (net of waivers)$0 Portfolio Turnover73%
Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	66.5%
Money Market Funds	31.6%
Open End Funds	1.9%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.3%
Money Market Funds	31.6%
Equity	68.1%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
First American Government Obligations Fund, Class X	31.6%
State Street SPDR Portfolio S&P 500 ETF	29.8%
Vanguard Value ETF	4.6%
iShares International Select Dividend ETF	4.5%
iShares MSCI Canada ETF	3.9%
WisdomTree Japan Hedged Equity Fund	3.9%
Pacer Global Cash Cows Dividend ETF, USD Class	3.1%
Avantis U.S. Small Cap Value ETF	2.9%
VanEck Oil Services ETF	2.3%
Vanguard Small-Cap Growth ETF	2.1%

C000108313
Shareholder Report [Line Items]
Class Name	Class A Shares
Trading Symbol	SSIZX
Additional Information Phone Number	1-866-738-4363
Additional Information Website	https://www.oceanparkmutualfunds.com/tactical-core-income-fund/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$67	1.35%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	1.35%	[13]
AssetsNet	$ 1,088,824,273
Holdings Count | Holding	56
Advisory Fees Paid, Amount	$ 4,315,106
InvestmentCompanyPortfolioTurnover	65.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$1,088,824,273 Number of Portfolio Holdings56 Advisory Fee (net of waivers)$4,315,106 Portfolio Turnover65%
Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	37.1%
Money Market Funds	37.8%
Open End Funds	25.1%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-12.2%
Equity	1.8%
Alternative	5.1%
Money Market Funds	42.4%
Fixed Income	62.9%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
First American Government Obligations Fund, Class X	42.4%
Invesco Senior Loan ETF	11.1%
JPMorgan Income Fund, Class I	5.4%
Principal Spectrum Preferred and Capital Securities Income Fund, Institutional Class	4.1%
State Street SPDR Blackstone Senior Loan ETF	4.0%
FPA New Income Fund, Institutional Class	4.0%
iShares Convertible Bond ETF	3.9%
Holbrook Income Fund, Class I	3.6%
iShares MBS ETF	3.5%
Vanguard Total Bond Market ETF	3.3%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended March 31, 2026.
C000108314
Shareholder Report [Line Items]
Class Name	Class C Shares
Trading Symbol	SSICX
Additional Information Phone Number	1-866-738-4363
Additional Information Website	https://www.oceanparkmutualfunds.com/tactical-core-income-fund/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C Shares	$97	1.95%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	1.95%	[14]
AssetsNet	$ 1,088,824,273
Holdings Count | Holding	56
Advisory Fees Paid, Amount	$ 4,315,106
InvestmentCompanyPortfolioTurnover	65.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$1,088,824,273 Number of Portfolio Holdings56 Advisory Fee (net of waivers)$4,315,106 Portfolio Turnover65%
Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	37.1%
Money Market Funds	37.8%
Open End Funds	25.1%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-12.2%
Equity	1.8%
Alternative	5.1%
Money Market Funds	42.4%
Fixed Income	62.9%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
First American Government Obligations Fund, Class X	42.4%
Invesco Senior Loan ETF	11.1%
JPMorgan Income Fund, Class I	5.4%
Principal Spectrum Preferred and Capital Securities Income Fund, Institutional Class	4.1%
State Street SPDR Blackstone Senior Loan ETF	4.0%
FPA New Income Fund, Institutional Class	4.0%
iShares Convertible Bond ETF	3.9%
Holbrook Income Fund, Class I	3.6%
iShares MBS ETF	3.5%
Vanguard Total Bond Market ETF	3.3%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended March 31, 2026.
C000108315
Shareholder Report [Line Items]
Class Name	Investor Class
Trading Symbol	SSIIX
Additional Information Phone Number	1-866-738-4363
Additional Information Website	https://www.oceanparkmutualfunds.com/tactical-core-income-fund/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$67	1.35%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	1.35%	[15]
AssetsNet	$ 1,088,824,273
Holdings Count | Holding	56
Advisory Fees Paid, Amount	$ 4,315,106
InvestmentCompanyPortfolioTurnover	65.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$1,088,824,273 Number of Portfolio Holdings56 Advisory Fee (net of waivers)$4,315,106 Portfolio Turnover65%
Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	37.1%
Money Market Funds	37.8%
Open End Funds	25.1%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-12.2%
Equity	1.8%
Alternative	5.1%
Money Market Funds	42.4%
Fixed Income	62.9%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
First American Government Obligations Fund, Class X	42.4%
Invesco Senior Loan ETF	11.1%
JPMorgan Income Fund, Class I	5.4%
Principal Spectrum Preferred and Capital Securities Income Fund, Institutional Class	4.1%
State Street SPDR Blackstone Senior Loan ETF	4.0%
FPA New Income Fund, Institutional Class	4.0%
iShares Convertible Bond ETF	3.9%
Holbrook Income Fund, Class I	3.6%
iShares MBS ETF	3.5%
Vanguard Total Bond Market ETF	3.3%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended March 31, 2026.
C000108316
Shareholder Report [Line Items]
Class Name	Instl Class
Trading Symbol	SSIRX
Additional Information Phone Number	1-866-738-4363
Additional Information Website	https://www.oceanparkmutualfunds.com/tactical-core-income-fund/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Instl Shares	$48	0.96%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.96%	[16]
AssetsNet	$ 1,088,824,273
Holdings Count | Holding	56
Advisory Fees Paid, Amount	$ 4,315,106
InvestmentCompanyPortfolioTurnover	65.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$1,088,824,273 Number of Portfolio Holdings56 Advisory Fee (net of waivers)$4,315,106 Portfolio Turnover65%
Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	37.1%
Money Market Funds	37.8%
Open End Funds	25.1%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-12.2%
Equity	1.8%
Alternative	5.1%
Money Market Funds	42.4%
Fixed Income	62.9%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
First American Government Obligations Fund, Class X	42.4%
Invesco Senior Loan ETF	11.1%
JPMorgan Income Fund, Class I	5.4%
Principal Spectrum Preferred and Capital Securities Income Fund, Institutional Class	4.1%
State Street SPDR Blackstone Senior Loan ETF	4.0%
FPA New Income Fund, Institutional Class	4.0%
iShares Convertible Bond ETF	3.9%
Holbrook Income Fund, Class I	3.6%
iShares MBS ETF	3.5%
Vanguard Total Bond Market ETF	3.3%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended March 31, 2026.
C000207097
Shareholder Report [Line Items]
Class Name	Class A Shares
Trading Symbol	STMKX
Additional Information Phone Number	1-866-738-4363
Additional Information Website	https://www.oceanparkmutualfunds.com/tactical-municipal-fund/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$62	1.23%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.23%	[17]
AssetsNet	$ 141,968,585
Holdings Count | Holding	23
Advisory Fees Paid, Amount	$ 528,117
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$141,968,585 Number of Portfolio Holdings23 Advisory Fee (net of waivers)$528,117 Portfolio Turnover7%
Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	7.0%
Money Market Funds	16.3%
Open End Funds	76.7%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-0.2%
Money Market Funds	16.3%
Fixed Income	83.9%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Allspring Municipal Bond Fund, Institutional Class	22.0%
Nuveen High Yield Municipal Bond Fund, Class I	18.0%
First American Government Obligations Fund, Class X	16.3%
PIMCO High Yield Municipal Bond Fund, Institutional Class	16.1%
Russell Tax Exempt High Yield Bond Fund, Class S	8.0%
American High-Income Municipal Bond Fund, Class I	7.8%
Nuveen Short Duration High Yield Municipal Bond, Class I	4.8%
First Trust Municipal High Income ETF	3.9%
Franklin Dynamic Municipal Bond ETF	3.1%
BlackRock National Municipal Fund, Institutional Class	0.1%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended March 31, 2026.
C000214793
Shareholder Report [Line Items]
Class Name	Class C Shares
Trading Symbol	STMHX
Additional Information Phone Number	1-866-738-4363
Additional Information Website	https://www.oceanparkmutualfunds.com/tactical-municipal-fund/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C Shares	$99	1.98%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	1.98%	[18]
AssetsNet	$ 141,968,585
Holdings Count | Holding	23
Advisory Fees Paid, Amount	$ 528,117
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$141,968,585 Number of Portfolio Holdings23 Advisory Fee (net of waivers)$528,117 Portfolio Turnover7%
Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	7.0%
Money Market Funds	16.3%
Open End Funds	76.7%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-0.2%
Money Market Funds	16.3%
Fixed Income	83.9%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Allspring Municipal Bond Fund, Institutional Class	22.0%
Nuveen High Yield Municipal Bond Fund, Class I	18.0%
First American Government Obligations Fund, Class X	16.3%
PIMCO High Yield Municipal Bond Fund, Institutional Class	16.1%
Russell Tax Exempt High Yield Bond Fund, Class S	8.0%
American High-Income Municipal Bond Fund, Class I	7.8%
Nuveen Short Duration High Yield Municipal Bond, Class I	4.8%
First Trust Municipal High Income ETF	3.9%
Franklin Dynamic Municipal Bond ETF	3.1%
BlackRock National Municipal Fund, Institutional Class	0.1%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended March 31, 2026.
C000207099
Shareholder Report [Line Items]
Class Name	Investor Class
Trading Symbol	STMNX
Additional Information Phone Number	1-866-738-4363
Additional Information Website	https://www.oceanparkmutualfunds.com/tactical-municipal-fund/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$69	1.38%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	1.38%	[19]
AssetsNet	$ 141,968,585
Holdings Count | Holding	23
Advisory Fees Paid, Amount	$ 528,117
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$141,968,585 Number of Portfolio Holdings23 Advisory Fee (net of waivers)$528,117 Portfolio Turnover7%
Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	7.0%
Money Market Funds	16.3%
Open End Funds	76.7%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-0.2%
Money Market Funds	16.3%
Fixed Income	83.9%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Allspring Municipal Bond Fund, Institutional Class	22.0%
Nuveen High Yield Municipal Bond Fund, Class I	18.0%
First American Government Obligations Fund, Class X	16.3%
PIMCO High Yield Municipal Bond Fund, Institutional Class	16.1%
Russell Tax Exempt High Yield Bond Fund, Class S	8.0%
American High-Income Municipal Bond Fund, Class I	7.8%
Nuveen Short Duration High Yield Municipal Bond, Class I	4.8%
First Trust Municipal High Income ETF	3.9%
Franklin Dynamic Municipal Bond ETF	3.1%
BlackRock National Municipal Fund, Institutional Class	0.1%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended March 31, 2026.
C000207098
Shareholder Report [Line Items]
Class Name	Instl Class
Trading Symbol	STMEX
Additional Information Phone Number	1-866-738-4363
Additional Information Website	https://www.oceanparkmutualfunds.com/tactical-municipal-fund/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Instl Class	$53	1.05%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.05%	[20]
AssetsNet	$ 141,968,585
Holdings Count | Holding	23
Advisory Fees Paid, Amount	$ 528,117
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$141,968,585 Number of Portfolio Holdings23 Advisory Fee (net of waivers)$528,117 Portfolio Turnover7%
Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	7.0%
Money Market Funds	16.3%
Open End Funds	76.7%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-0.2%
Money Market Funds	16.3%
Fixed Income	83.9%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Allspring Municipal Bond Fund, Institutional Class	22.0%
Nuveen High Yield Municipal Bond Fund, Class I	18.0%
First American Government Obligations Fund, Class X	16.3%
PIMCO High Yield Municipal Bond Fund, Institutional Class	16.1%
Russell Tax Exempt High Yield Bond Fund, Class S	8.0%
American High-Income Municipal Bond Fund, Class I	7.8%
Nuveen Short Duration High Yield Municipal Bond, Class I	4.8%
First Trust Municipal High Income ETF	3.9%
Franklin Dynamic Municipal Bond ETF	3.1%
BlackRock National Municipal Fund, Institutional Class	0.1%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended March 31, 2026.
C000207096
Shareholder Report [Line Items]
Class Name	Special Shares
Trading Symbol	STMYX
Additional Information Phone Number	1-866-738-4363
Additional Information Website	https://www.oceanparkmutualfunds.com/tactical-municipal-fund/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Special Shares	$46	0.92%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.92%	[21]
AssetsNet	$ 141,968,585
Holdings Count | Holding	23
Advisory Fees Paid, Amount	$ 528,117
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$141,968,585 Number of Portfolio Holdings23 Advisory Fee (net of waivers)$528,117 Portfolio Turnover7%
Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	7.0%
Money Market Funds	16.3%
Open End Funds	76.7%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-0.2%
Money Market Funds	16.3%
Fixed Income	83.9%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Allspring Municipal Bond Fund, Institutional Class	22.0%
Nuveen High Yield Municipal Bond Fund, Class I	18.0%
First American Government Obligations Fund, Class X	16.3%
PIMCO High Yield Municipal Bond Fund, Institutional Class	16.1%
Russell Tax Exempt High Yield Bond Fund, Class S	8.0%
American High-Income Municipal Bond Fund, Class I	7.8%
Nuveen Short Duration High Yield Municipal Bond, Class I	4.8%
First Trust Municipal High Income ETF	3.9%
Franklin Dynamic Municipal Bond ETF	3.1%
BlackRock National Municipal Fund, Institutional Class	0.1%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended March 31, 2026.
C000227417
Shareholder Report [Line Items]
Class Name	Instl Class
Trading Symbol	SRTJX
Additional Information Phone Number	1-866-738-4363
Additional Information Website	https://www.oceanparkmutualfunds.com/tactical-risk-spectrum-30-fund/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

What were the Fund’s costs for the last six months?

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Instl Class	$65	1.31%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	1.31%	[22]
AssetsNet	$ 160,509,406
Holdings Count | Holding	53
Advisory Fees Paid, Amount	$ 863,472
InvestmentCompanyPortfolioTurnover	49.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$160,509,406 Number of Portfolio Holdings53 Advisory Fee (net of waivers)$863,472 Portfolio Turnover49%
Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	42.0%
Money Market Funds	36.4%
Open End Funds	21.6%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-3.8%
Alternative	0.5%
Equity	23.1%
Money Market Funds	37.8%
Fixed Income	42.4%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
First American Government Obligations Fund, Class X	37.8%
State Street SPDR Portfolio S&P 500 ETF	12.0%
Vanguard Total Bond Market ETF	6.3%
Thornburg Strategic Income Fund, Class I	6.0%
Invesco Senior Loan ETF	4.3%
JPMorgan Mortgage-Backed Securities ETF	4.0%
JPMorgan Income Fund, Class I	3.6%
Principal Spectrum Preferred and Capital Securities Income Fund, Institutional Class	3.5%
Thornburg Investment Income Builder Fund, Class I	3.1%
iShares 20+ Year Treasury Bond ETF	2.2%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended March 31, 2026.
C000227418
Shareholder Report [Line Items]
Class Name	Investor Class
Trading Symbol	SRTNX
Additional Information Phone Number	1-866-738-4363
Additional Information Website	https://www.oceanparkmutualfunds.com/tactical-risk-spectrum-30-fund/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

What were the Fund’s costs for the last six months?

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$85	1.71%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	1.71%	[23]
AssetsNet	$ 160,509,406
Holdings Count | Holding	53
Advisory Fees Paid, Amount	$ 863,472
InvestmentCompanyPortfolioTurnover	49.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$160,509,406 Number of Portfolio Holdings53 Advisory Fee (net of waivers)$863,472 Portfolio Turnover49%
Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	42.0%
Money Market Funds	36.4%
Open End Funds	21.6%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-3.8%
Alternative	0.5%
Equity	23.1%
Money Market Funds	37.8%
Fixed Income	42.4%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
First American Government Obligations Fund, Class X	37.8%
State Street SPDR Portfolio S&P 500 ETF	12.0%
Vanguard Total Bond Market ETF	6.3%
Thornburg Strategic Income Fund, Class I	6.0%
Invesco Senior Loan ETF	4.3%
JPMorgan Mortgage-Backed Securities ETF	4.0%
JPMorgan Income Fund, Class I	3.6%
Principal Spectrum Preferred and Capital Securities Income Fund, Institutional Class	3.5%
Thornburg Investment Income Builder Fund, Class I	3.1%
iShares 20+ Year Treasury Bond ETF	2.2%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended March 31, 2026.
C000227423
Shareholder Report [Line Items]
Class Name	Class A Shares
Trading Symbol	SRFQX
Additional Information Phone Number	1-866-738-4363
Additional Information Website	https://www.oceanparkmutualfunds.com/tactical-risk-spectrum-50-fund/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$78	1.56%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	1.56%	[24]
AssetsNet	$ 263,731,188
Holdings Count | Holding	54
Advisory Fees Paid, Amount	$ 1,470,637
InvestmentCompanyPortfolioTurnover	39.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$263,731,188 Number of Portfolio Holdings54 Advisory Fee $1,470,637 Portfolio Turnover39%
Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	50.3%
Money Market Funds	27.3%
Open End Funds	22.4%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-4.2%
Alternative	1.2%
Money Market Funds	28.4%
Fixed Income	35.4%
Equity	39.2%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
First American Government Obligations Fund, Class X	28.4%
State Street SPDR Portfolio S&P 500 ETF	22.8%
Thornburg Strategic Income Fund, Class I	5.0%
Vanguard Total Bond Market ETF	4.1%
Thornburg Investment Income Builder Fund, Class I	4.1%
Invesco Senior Loan ETF	3.4%
JPMorgan Mortgage-Backed Securities ETF	3.1%
Vanguard Value ETF	2.9%
JPMorgan Income Fund, Class I	2.8%
CrossingBridge Low Duration High Income Fund, Institutional Class	2.2%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended March 31, 2026.
C000227422
Shareholder Report [Line Items]
Class Name	Class C Shares
Trading Symbol	SRFKX
Additional Information Phone Number	1-866-738-4363
Additional Information Website	https://www.oceanparkmutualfunds.com/tactical-risk-spectrum-50-fund/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C Shares	$115	2.31%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 115
Expense Ratio, Percent	2.31%	[25]
AssetsNet	$ 263,731,188
Holdings Count | Holding	54
Advisory Fees Paid, Amount	$ 1,470,637
InvestmentCompanyPortfolioTurnover	39.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$263,731,188 Number of Portfolio Holdings54 Advisory Fee $1,470,637 Portfolio Turnover39%
Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	50.3%
Money Market Funds	27.3%
Open End Funds	22.4%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-4.2%
Alternative	1.2%
Money Market Funds	28.4%
Fixed Income	35.4%
Equity	39.2%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
First American Government Obligations Fund, Class X	28.4%
State Street SPDR Portfolio S&P 500 ETF	22.8%
Thornburg Strategic Income Fund, Class I	5.0%
Vanguard Total Bond Market ETF	4.1%
Thornburg Investment Income Builder Fund, Class I	4.1%
Invesco Senior Loan ETF	3.4%
JPMorgan Mortgage-Backed Securities ETF	3.1%
Vanguard Value ETF	2.9%
JPMorgan Income Fund, Class I	2.8%
CrossingBridge Low Duration High Income Fund, Institutional Class	2.2%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended March 31, 2026.
C000227421
Shareholder Report [Line Items]
Class Name	Instl Class
Trading Symbol	SRFJX
Additional Information Phone Number	1-866-738-4363
Additional Information Website	https://www.oceanparkmutualfunds.com/tactical-risk-spectrum-50-fund/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Instl Class	$65	1.31%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	1.31%	[26]
AssetsNet	$ 263,731,188
Holdings Count | Holding	54
Advisory Fees Paid, Amount	$ 1,470,637
InvestmentCompanyPortfolioTurnover	39.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$263,731,188 Number of Portfolio Holdings54 Advisory Fee $1,470,637 Portfolio Turnover39%
Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	50.3%
Money Market Funds	27.3%
Open End Funds	22.4%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-4.2%
Alternative	1.2%
Money Market Funds	28.4%
Fixed Income	35.4%
Equity	39.2%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
First American Government Obligations Fund, Class X	28.4%
State Street SPDR Portfolio S&P 500 ETF	22.8%
Thornburg Strategic Income Fund, Class I	5.0%
Vanguard Total Bond Market ETF	4.1%
Thornburg Investment Income Builder Fund, Class I	4.1%
Invesco Senior Loan ETF	3.4%
JPMorgan Mortgage-Backed Securities ETF	3.1%
Vanguard Value ETF	2.9%
JPMorgan Income Fund, Class I	2.8%
CrossingBridge Low Duration High Income Fund, Institutional Class	2.2%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended March 31, 2026.
C000227420
Shareholder Report [Line Items]
Class Name	Investor Class
Trading Symbol	SRFNX
Additional Information Phone Number	1-866-738-4363
Additional Information Website	https://www.oceanparkmutualfunds.com/tactical-risk-spectrum-50-fund/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$85	1.71%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	1.71%	[27]
AssetsNet	$ 263,731,188
Holdings Count | Holding	54
Advisory Fees Paid, Amount	$ 1,470,637
InvestmentCompanyPortfolioTurnover	39.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$263,731,188 Number of Portfolio Holdings54 Advisory Fee $1,470,637 Portfolio Turnover39%
Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	50.3%
Money Market Funds	27.3%
Open End Funds	22.4%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-4.2%
Alternative	1.2%
Money Market Funds	28.4%
Fixed Income	35.4%
Equity	39.2%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
First American Government Obligations Fund, Class X	28.4%
State Street SPDR Portfolio S&P 500 ETF	22.8%
Thornburg Strategic Income Fund, Class I	5.0%
Vanguard Total Bond Market ETF	4.1%
Thornburg Investment Income Builder Fund, Class I	4.1%
Invesco Senior Loan ETF	3.4%
JPMorgan Mortgage-Backed Securities ETF	3.1%
Vanguard Value ETF	2.9%
JPMorgan Income Fund, Class I	2.8%
CrossingBridge Low Duration High Income Fund, Institutional Class	2.2%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended March 31, 2026.
C000227426
Shareholder Report [Line Items]
Class Name	Instl Class
Trading Symbol	SRSJX
Additional Information Phone Number	1-866-738-4363
Additional Information Website	https://www.oceanparkmutualfunds.com/tactical-risk-spectrum-70-fund/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Instl Class	$65	1.31%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	1.31%	[28]
AssetsNet	$ 75,446,168
Holdings Count | Holding	39
Advisory Fees Paid, Amount	$ 349,909
InvestmentCompanyPortfolioTurnover	64.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$75,446,168 Number of Portfolio Holdings39 Advisory Fee (net of waivers)$349,909 Portfolio Turnover64%
Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	55.3%
Money Market Funds	33.7%
Open End Funds	11.0%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-4.3%
Fixed Income	19.5%
Money Market Funds	35.2%
Equity	49.6%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
First American Government Obligations Fund, Class X	35.2%
State Street SPDR Portfolio S&P 500 ETF	21.3%
Thornburg Investment Income Builder Fund, Class I	5.7%
Vanguard Value ETF	3.8%
Invesco Senior Loan ETF	3.6%
iShares MSCI Canada ETF	2.9%
Thornburg Strategic Income Fund, Class I	2.6%
Vanguard Total Bond Market ETF	2.5%
Pacer Global Cash Cows Dividend ETF, USD Class	2.1%
Vanguard Small-Cap Growth ETF	2.0%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended March 31, 2026.
C000227425
Shareholder Report [Line Items]
Class Name	Investor Class
Trading Symbol	SRSNX
Additional Information Phone Number	1-866-738-4363
Additional Information Website	https://www.oceanparkmutualfunds.com/tactical-risk-spectrum-70-fund/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$85	1.71%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	1.71%	[29]
AssetsNet	$ 75,446,168
Holdings Count | Holding	39
Advisory Fees Paid, Amount	$ 349,909
InvestmentCompanyPortfolioTurnover	64.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$75,446,168 Number of Portfolio Holdings39 Advisory Fee (net of waivers)$349,909 Portfolio Turnover64%
Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	55.3%
Money Market Funds	33.7%
Open End Funds	11.0%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-4.3%
Fixed Income	19.5%
Money Market Funds	35.2%
Equity	49.6%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
First American Government Obligations Fund, Class X	35.2%
State Street SPDR Portfolio S&P 500 ETF	21.3%
Thornburg Investment Income Builder Fund, Class I	5.7%
Vanguard Value ETF	3.8%
Invesco Senior Loan ETF	3.6%
iShares MSCI Canada ETF	2.9%
Thornburg Strategic Income Fund, Class I	2.6%
Vanguard Total Bond Market ETF	2.5%
Pacer Global Cash Cows Dividend ETF, USD Class	2.1%
Vanguard Small-Cap Growth ETF	2.0%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended March 31, 2026.

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